Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practice Regarding Timing of Equity Grants
The stock purchase awards under our Incentive Stock Plan and the PSUs and RSUs awarded under our LTI program, each as described above, were granted in 2024 at the Committee’s regularly scheduled meetings in February following the public announcement of financial results for the prior year. Newly hired executive officers may, subject to the discretion of the Committee, receive an award of RSUs as of the date of their hire. The number of such RSUs is based on the average Martin Marietta stock price for the
20-day
period ending on the date of the grant or the first date of employment, whichever is later. The Committee’s schedule is determined several months in advance and the proximity of any awards to earnings announcements or other market events is coincidental.
Our practice with regard to the timing of equity grants is:

•	No equity award may be backdated. A future date may be used if, among other reasons, the Committee’s action occurs in connection with a new employee who has not yet commenced employment.

•
Proposed equity awards are presented to the Committee in February of each year.
Off-cycle
awards may be considered in the Committee’s discretion in special circumstances, which may include hiring, retention or acquisition transactions.

In addition, our existing stock award plan prohibits repricing of stock options or paying cash for underwater stock options. The Company has not issued SARs or stock options since 2015 and, for that reason, does not have a current practice with respect to the timing of such awards relative to its announcement of material non-public
information. In the event that the Committee were to determine to award SARs and stock options, it would adopt a policy with respect to the timing of such awards relative to the announcement of material information that would affect the value of such awards.

Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false